RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Compensation of Key Management Personnel of Group) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Related party transactions [abstract]
Wages, salaries and allowances	$ 44	¥ 284	¥ 463
Housing subsidies	1	8	9
Contribution to pension plans	5	33	45
Total Compensation of key management personnel	$ 50	¥ 325	¥ 517